Income Taxes - Statutory Tax Expense - (Table) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income tax expense on profit before tax at statutory rates	$ (32)	$ 785
Effect of permanent differences	(941)	(230)
Total tax expense	$ (973)	$ 555